Assets Held for Sale - Schedule of Carrying Amounts of Assets Held For Sale (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization		$ (548)
Total assets held for sale	$ 0	511	$ 0
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Tamarack Cellars property, plant and equipment held for sale		$ 1,059